INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Land-use rights	$ 666	$ 689
Less: accumulated amortization	(95)	(78)
Intangible assets, net	$ 571	$ 611